July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.96%, 03/15/30	$1,000	$ 996,301
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,055,068
Series 2025-2, Class A, 4.28%, 04/15/30	1,400	1,396,358
Series 2025-3, Class A, 4.51%, 04/15/32	1,000	995,980
Series 2025-4, Class A, 4.30%, 07/15/30	4,500	4,486,398
Series 2025-5, Class A, 4.51%, 07/15/32	587	584,516
Capital One Multi-Asset Execution Trust
Series 2025-A1, Class A, 3.82%, 09/15/30	1,000	986,972
Series 2025-A3, Class A, 4.65%, 10/15/37	1,230	1,183,828
Series 2026-A1, Class A, 4.48%, 07/15/31	2,000	1,996,142
CarMax Auto Owner Trust
Series 2024-1, Class A4, 4.94%, 08/15/29	1,000	1,005,703
Series 2024-4, Class A4, 4.64%, 04/15/30	860	860,352
Series 2025-2, Class A3, 4.48%, 03/15/30	5,100	5,102,336
Series 2025-2, Class B, 4.96%, 11/15/30	500	501,435
Series 2025-3, Class A3, 4.35%, 07/15/30	4,000	3,995,852
CarMax Select Receivables Trust, Series 2026-A, Class C, 4.43%, 05/17/32	900	882,215
Carvana Auto Receivables Trust, Series 2025-P3, Class A3, 4.04%, 11/11/30	1,000	994,361
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	500	501,432
Citibank Credit Card Issuance Trust
Series 2007-A3, Class A3, 6.15%, 06/15/39	500	534,285
Series 2025-A2, Class A, 4.49%, 06/21/32	500	496,715
CNH Equipment Trust, Series 2026-B, Class A3, 4.59%, 09/15/31	500	498,459
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 05/17/32	1,000	999,645
Exeter Automobile Receivables Trust
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,020,348
Series 2025-5A, Class C, 4.68%, 03/15/32	300	297,675
Series 2025-5A, Class D, 5.16%, 03/15/32	500	495,748
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	2,000	2,009,953
Ford Credit Auto Owner Trust
Series 2024-D, Class B, 4.88%, 09/15/30	500	501,351
Series 2026-B, Class A3, 4.39%, 02/15/31	2,000	1,991,277
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class A1, 4.63%, 04/15/30	1,000	1,002,363
Series 2025-2, Class A1, 4.06%, 09/15/30	500	494,735
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B, 5.16%, 08/16/29	1,000	1,006,571
Series 2024-2, Class B, 5.28%, 10/16/29	850	856,928
Series 2025-3, Class A3, 4.18%, 08/16/30	1,000	997,399
Series 2025-3, Class A4, 4.30%, 09/16/31	500	496,987
Series 2025-4, Class A3, 3.84%, 02/18/31	2,000	1,981,851
Honda Auto Receivables Owner Trust
Series 2025-4, Class A4, 4.05%, 02/17/32	1,000	987,363
Series 2026-2, Class A3, 4.30%, 11/15/30	1,500	1,492,891
Hyundai Auto Receivables Trust
Series 2024-B, Class B, 5.04%, 09/16/30	560	563,207
Series 2025-C, Class A3, 3.88%, 04/15/30	3,250	3,221,774
Series 2026-A, Class C, 4.31%, 06/15/33	900	875,716
John Deere Owner Trust, Series 2024-A, Class A4, 4.91%, 02/18/31	610	613,181
Nissan Auto Receivables Owner Trust
Series 2025-A, Class A, 4.57%, 11/15/30	500	499,599
Security	Par (000)	Value
Asset-Backed Securities (continued)
Nissan Auto Receivables Owner Trust (continued)
Series 2025-A, Class A3, 4.49%, 12/17/29	$1,000	$ 1,001,310
PG&E Wildfire Recovery Funding LLC, Series A- 44.45%, 12/01/49	500	419,592
Porsche Innovative Lease Owner Trust, Series 2026- 1A, Class A3, 4.41%, 08/20/29	5,350	5,342,278
Santander Drive Auto Receivables Trust
Series 2024-4, Class D, 5.32%, 12/15/31	500	502,847
Series 2024-5, Class D, 5.14%, 02/17/32	2,000	2,007,065
Series 2025-4, Class B, 4.27%, 01/15/32	500	495,610
Series 2026-1, Class A3, 3.93%, 07/15/30	500	496,181
Series 2026-1, Class C, 4.26%, 04/15/32	600	587,325
Synchrony Card Funding LLC, Series 2025-A2, Class A, 4.49%, 05/15/31	2,000	1,998,758
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A3, 4.34%, 11/15/29	200	199,887
Verizon Master Trust
Series 2025-7, Class A1A, 3.96%, 08/20/31	800	790,154
Series 2026-2, Class A1A, 4.51%, 06/21/32	1,500	1,494,200
Virginia Power Fuel Securitization LLC, Series A- 24.88%, 05/01/33	2,000	2,001,992
WF Card Issuance Trust
Series 2024-A2, Class A, 4.29%, 10/15/29	700	699,914
Series 2025-A1, Class A, 4.34%, 05/15/30	1,000	998,680
Series 2026-A1, Class A, 4.08%, 04/15/31	1,000	988,100
World Omni Auto Receivables Trust, Series 2025-A, Class A4, 4.86%, 11/15/30	500	502,857
Total Asset-Backed Securities — 1.4% (Cost: $75,385,613)		74,988,020
Corporate Bonds
Electric Utilities — 0.2%
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	494	478,853
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	497,047
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/46	579	411,597
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	2,000	1,906,617
Series 2024-A, Class A2, 5.23%, 06/01/42	1,235	1,208,370
PG&E Wildfire Recovery Funding LLC
Series 2022-1, Class A2, 4.26%, 06/01/38	1,140	1,077,787
Series 2022-1, Class A3, 4.38%, 06/03/41	1,060	966,754
Series 2022-B, Class A2, 4.72%, 06/01/37	500	483,607
Series 2022-B, Class A3, 5.08%, 06/01/43	500	471,273
SCE Recovery Funding LLC
Series 2023-A, Class A2, 5.11%, 12/14/49	280	251,529
Series 2025-A, Class A1, 4.45%, 03/15/36	500	489,247
Series 2025-A, Class A3, 5.54%, 09/15/52	1,000	949,863
Series A-1, 5.39%, 12/15/43	1,250	1,254,770
Series A-2, 6.04%, 12/15/52	1,500	1,503,126
Total Corporate Bonds — 0.2% (Cost: $12,348,497)		11,950,440
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.6%
Bank
Series 2018-BN11, Class B, 4.34%, 03/15/61(a)	500	480,565

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bank (continued)
Series 2019-BN16, Class C, 4.79%, 02/15/52(a)	$500	$ 449,324
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,581,449
Series 2019-BN21, Class A5, 2.85%, 10/17/52	1,964	1,837,335
Series 2020-BN25, Class C, 3.35%, 01/15/63(a)	200	171,984
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	4,026,926
Series 2021-BN35, Class AS, 2.46%, 06/15/64	500	427,224
Series 2021-BN36, Class C, 3.20%, 09/15/64(a)	250	204,216
Series 2022-BNK40, Class B, 3.39%, 03/15/64(a)	500	428,549
Series 2022-BNK43, Class A5, 4.40%, 08/15/55	1,000	953,159
Series 2023-5YR4, Class A3, 6.50%, 12/15/56	433	443,788
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(a)	1,180	1,212,477
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,187,457
Series 2024-5YR8, Class A3, 5.88%, 08/15/57	1,000	1,019,446
Series 2025-5YR16, Class A3, 5.28%, 08/15/63	1,000	1,004,962
Series 2025-BNK49, Class A5, 5.62%, 03/15/58(a)	1,000	1,018,669
Series 2025-BNK51, Class AS, 5.54%, 12/25/67	1,000	983,776
Bank5
Series 2023-5YR3, Class A3, 6.72%, 09/15/56(a)	3,069	3,158,745
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,908,418
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51	500	492,449
Series 2020-C7, Class A5, 2.04%, 04/15/53	2,010	1,804,395
Series 2021-C12, Class A5, 2.69%, 11/15/54	1,171	1,031,015
Series 2021-C12, Class AS, 2.90%, 11/15/54	250	211,975
Series 2021-C9, Class C, 3.19%, 02/15/54(a)	250	205,619
Series 2022-C16, Class A5, 4.60%, 06/15/55(a)	3,000	2,883,750
Series 2022-C17, Class A5, 4.44%, 09/15/55	1,000	955,583
Series 2022-C18, Class C, 6.17%, 12/15/55(a)	300	287,082
Series 2024-5C25, Class AS, 6.36%, 03/15/57(a)	410	418,185
Series 2024-5C25, Class C, 6.64%, 03/15/57(a)	500	503,201
Series 2024-5C31, Class A3, 5.61%, 12/15/57	500	507,415
Series 2024-C30, Class A2, 6.13%, 11/15/57	400	408,127
Series 2024-C30, Class AS, 5.83%, 11/15/57(a)	250	251,809
Series 2025-5C34, Class A3, 5.66%, 05/15/58	300	305,148
Series 2025-5C38, Class AS, 5.48%, 11/15/58	900	900,583
Series 2025-C32, Class A5, 5.72%, 02/15/62	1,000	1,025,290
Series 2025-C35, Class A5, 5.59%, 07/15/58(a)	500	507,047
Series 2025-C35, Class B, 6.12%, 07/15/58(a)	500	504,777
Series 2025-C39, Class A5, 5.30%, 12/15/58	2,600	2,581,473
Series 2026-5C40, Class A3, 5.25%, 02/15/59	1,800	1,805,955
Series 2026-5C40, Class C, 5.81%, 02/15/59(a)	500	490,947
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	5,304	4,739,895
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	1,000	984,612
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,563,438
Series 2019-B11, Class A4, 3.28%, 05/15/52	2,776	2,673,213
Series 2019-B13, Class A4, 2.95%, 08/15/57	4,093	3,842,540
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,421,639
Series 2020-B18, Class A5, 1.93%, 07/15/53	1,000	883,282
Series 2020-B19, Class B, 2.35%, 09/15/53	937	720,991
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,664,030
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,746,713
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	6,164,985
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	441,047
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,412,511
Series 2021-B30, Class B, 2.52%, 11/15/54(a)	250	202,747
Series 2022-B33, Class A5, 3.46%, 03/15/55(a)	476	434,973
Series 2024-V12, Class AS, 6.03%, 12/15/57(a)	500	507,382
Series 2024-V5, Class B, 6.06%, 01/10/57(a)	500	499,425
Series 2024-V6, Class A3, 5.93%, 03/15/57	2,000	2,036,515
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2024-V6, Class AS, 6.38%, 03/15/57	$920	$ 940,376
Series 2024-V6, Class B, 6.79%, 03/15/57	500	514,176
Series 2024-V7, Class A2, 5.77%, 05/15/56	1,000	1,014,049
Series 2025-V13, Class A2, 5.33%, 02/15/58	1,500	1,504,744
Series 2025-V14, Class A3, 5.18%, 04/15/57	500	499,815
Series 2025-V14, Class AM, 6.09%, 04/15/57(a)	250	254,807
Series 2025-V18, Class A3, 5.18%, 10/15/58	800	801,333
Series 2025-V19, Class A3, 5.25%, 01/15/58	800	802,221
BMARK, Series 2023-V4, Class B, 7.46%, 11/15/56(a)	500	521,326
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(a)	500	522,631
Series 2024-5C3, Class AS, 6.29%, 02/15/57(a)	1,000	1,020,771
Series 2024-5C6, Class AS, 5.75%, 09/15/57(a)	500	500,919
Series 2024-5C8, Class A2, 5.15%, 12/15/57	1,000	999,635
Series 2024-5C8, Class C, 5.74%, 12/15/57(a)	500	488,863
Series 2024-C8, Class AS, 5.91%, 03/15/57(a)	2,000	2,027,002
Series 2024-C8, Class B, 6.14%, 03/15/57(a)	1,470	1,470,061
Series 2024-C8, Class C, 6.23%, 03/15/57(a)	250	239,563
Series 2025-5C10, Class A3, 5.58%, 05/15/58	500	506,868
Series 2025-5C11, Class C, 6.01%, 07/15/58	250	249,001
Series 2025-5C9, Class A3, 5.78%, 04/15/58(a)	1,000	1,019,171
Series 2025-C11, Class A5, 5.69%, 02/15/58	1,000	1,017,335
Series 2026-5C14, Class A3, 5.21%, 03/15/59	1,500	1,502,199
Series 2026-5C15, Class B, 6.23%, 06/15/59(a)	2,000	2,036,786
CD Mortgage Trust(a)
Series 2017-CD6, Class AM, 3.71%, 11/13/50	500	490,663
Series 2018-CD7, Class B, 4.66%, 08/15/51	400	380,297
CGMS Commercial Mortgage Trust, Series 2017-B1, Class C, 4.10%, 08/15/50(a)	500	489,548
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class C, 3.92%, 12/15/72(a)	1,000	917,019
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,800	1,688,568
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	500	497,852
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,280,306
Series 2018-CX11, Class B, 4.45%, 04/15/51(a)	500	480,607
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,000	901,488
DBJPM Mortgage Trust
Series 2017-C6, Class AM, 3.56%, 06/10/50(a)	1,500	1,466,365
Series 2020-C9, Class AM, 2.34%, 08/15/53	200	177,263
GS Mortgage Securities Trust
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,451,820
Series 2019-GC38, Class A3, 3.70%, 02/10/52	1,000	972,158
Series 2020-GC47, Class A5, 2.38%, 05/12/53	2,000	1,821,814
Series 2021-GSA3, Class A4, 2.37%, 12/15/54	900	786,843
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52	1,000	957,001
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class A3, 5.11%, 11/15/58	150	149,826
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	1,221	1,203,068
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	592,432
Series 2019-L3, Class B, 3.65%, 11/15/52(a)	250	224,621
Series 2020-HR8, Class B, 2.70%, 07/15/53	63	52,444
Series 2021-L6, Class AS, 2.75%, 06/15/54(a)	1,634	1,402,395
Series 2021-L6, Class C, 3.44%, 06/15/54(a)	250	206,135
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(a)	502	520,639
UBS Commercial Mortgage Trust(a)
Series 2018-C14, Class AS, 4.75%, 12/15/51	500	490,733
Series 2018-C14, Class B, 5.10%, 12/15/51	250	242,024
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust(a) (continued)
Series 2018-C15, Class AS, 4.67%, 12/15/51	$250	$ 242,363
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(a)	750	735,779
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	487,524
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,000	988,461
Series 2018-C47, Class AS, 4.67%, 09/15/61(a)	2,000	1,958,068
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,123,649
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,362,620
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	2,077,293
Series 2021-C59, Class ASB, 2.30%, 04/15/54	747	713,112
Series 2021-C61, Class C, 3.31%, 11/15/54	500	408,211
Series 2025-5C3, Class C, 6.23%, 01/15/58(a)	500	499,860
Series 2025-5C5, Class A3, 5.59%, 07/15/58	200	202,983
Series 2025-5C5, Class AS, 5.92%, 07/15/58	500	508,063
Series 2025-5C6, Class A3, 5.19%, 10/15/58	1,000	1,001,138
Series 2025-C64, Class A5, 5.65%, 02/15/58	500	509,418
Series 2026-5C9, Class B, 6.10%, 05/15/59(a)	800	811,539
Total Non-Agency Mortgage-Backed Securities — 2.6% (Cost: $142,917,534)		137,447,894
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 3.1%
Fannie Mae-Aces
Series 2017-M12, Class A2, 3.07%, 06/25/27(a)	951	940,405
Series 2018-M12, Class A2, 3.65%, 08/25/30(a)	2,229	2,151,874
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	4,710	4,497,397
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,278	3,095,697
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,394	3,954,679
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	3,536	3,081,228
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,180,589
Series 2023-M6, Class A2, 4.17%, 07/25/28(a)	2,679	2,657,277
Series 2025-M5, Class A2, 1.78%, 11/25/31(a)	5,000	4,340,364
Freddie Mac Multifamily Structured Pass Through Certificates
Series K071, Class A2, 3.29%, 11/25/27	5,000	4,926,415
Series K076, Class A2, 3.90%, 04/25/28	659	652,282
Series K080, Class A2, 3.93%, 07/25/28(a)	1,000	986,949
Series K081, Class A2, 3.90%, 08/25/28(a)	6,302	6,212,804
Series K085, Class A2, 4.06%, 10/25/28(a)	4,000	3,951,862
Series K088, Class A2, 3.69%, 01/25/29	413	404,216
Series K100, Class A2, 2.67%, 09/25/29	12,302	11,610,278
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,401,478
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,609,258
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,964,716
Series K111, Class A2, 1.35%, 05/25/30	829	737,058
Series K117, Class A2, 1.41%, 08/25/30	3,000	2,648,169
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,761,000
Series K123, Class A2, 1.62%, 12/25/30	8,302	7,326,789
Series K126, Class A2, 2.07%, 01/25/31	5,074	4,555,000
Series K128, Class A2, 2.02%, 03/25/31	3,000	2,681,469
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,759,731
Series K143, Class A2, 2.35%, 03/25/32	3,425	3,023,096
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,430,300
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,813,083
Series K149, Class AM, 3.53%, 09/25/32	500	465,525
Series K-150, Class A2, 3.71%, 09/25/32(a)	2,000	1,884,401
Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,547,435
Series K-1521, Class A2, 2.18%, 08/25/36	1,967	1,536,024
Series K-153, Class A2, 3.82%, 12/25/32(a)	4,500	4,257,386
Series K-154, Class A2, 4.35%, 01/25/33(a)	2,500	2,432,888
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K-156, Class A2, 4.43%, 02/25/33(a)	$2,500	$ 2,443,048
Series K-157, Class A2, 4.20%, 05/25/33	1,000	962,284
Series K-158, Class A2, 4.05%, 07/25/33	1,500	1,428,769
Series K-160, Class A2, 4.50%, 08/25/33(a)	2,000	1,954,844
Series K-162, Class A2, 5.15%, 12/25/33(a)	1,000	1,014,952
Series K-166, Class A2, 4.58%, 10/25/34(a)	500	488,154
Series K-167, Class A2, 4.76%, 10/25/34	3,600	3,558,191
Series K-169, Class A2, 4.66%, 12/25/34(a)	1,500	1,471,414
Series K-171, Class A2, 4.40%, 06/25/35(a)	3,000	2,880,641
Series K-172, Class A2, 4.58%, 08/25/35(a)	1,800	1,750,241
Series K-173, Class A2, 4.60%, 09/25/35(a)	2,000	1,946,360
Series K-174, Class A2, 4.53%, 10/25/35(a)	1,000	967,896
Series K-176, Class A2, 4.39%, 12/25/35(a)	1,000	956,479
Series K-179, Class A2, 4.32%, 03/25/36(a)	1,500	1,424,584
Series K506, Class A2, 4.65%, 08/25/28(a)	1,825	1,824,065
Series K507, Class A2, 4.80%, 09/25/28(a)	2,000	2,004,169
Series K541, Class A2, 4.35%, 02/25/30(a)	900	890,186
Series K543, Class A2, 4.33%, 06/25/30(a)	2,000	1,973,805
Series K739, Class A2, 1.34%, 09/25/27	2,916	2,839,199
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000	9,474,983
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,906,418
Series K764, Class A2, 4.12%, 12/25/32(a)	5,000	4,807,259
		163,447,063
Mortgage-Backed Securities — 94.0%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	654	581,752
4.00%, 02/01/47 - 02/01/57	2,486	2,311,013
3.50%, 11/01/51	3,897	3,558,340
(12-mo. RFUCCT US + 1.53%), 5.82%, 05/01/43(a)	24	24,380
(12-mo. RFUCCT US + 1.54%), 5.91%, 06/01/43(a)	36	36,993
(12-mo. RFUCCT US + 1.7%), 6.07%, 08/01/42(a)	6	6,447
(12-mo. RFUCCT US + 1.75%), 6.36%, 08/01/41(a)	2	1,580
(12-mo. RFUCCT US + 1.83%), 6.31%, 11/01/40(a)	1	922
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	25,655	22,776,402
2.50%, 07/01/28 - 01/01/33	4,195	4,019,168
3.50%, 03/01/32 - 06/01/49	25,403	23,155,699
5.00%, 04/01/33 - 04/01/49	1,007	996,831
4.00%, 05/01/33 - 01/01/49	8,736	8,161,715
5.50%, 06/01/35 - 01/01/39	31	31,619
4.50%, 06/01/38 - 01/01/49	3,521	3,389,808
(12-mo. RFUCCT US + 1.62%), 6.22%, 08/01/41(a)	1	1,348
(12-mo. RFUCCT US + 1.85%), 6.19%, 09/01/40(a)	3	2,729
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 08/20/56(b)	161,151	160,818,252
6.00%, 03/15/35 - 08/20/56(b)	76,165	77,517,398
6.50%, 09/15/36 - 07/20/56(b)	30,539	31,610,413
4.50%, 07/15/39 - 08/20/56(b)	115,295	109,030,191
5.00%, 11/15/39 - 08/20/56(b)	189,825	184,501,132
4.00%, 03/15/41 - 08/20/56(b)	85,827	78,821,522
3.50%, 09/20/42 - 08/20/56(b)	118,189	106,071,738
3.00%, 01/20/43 - 08/20/56(b)	142,786	124,520,436
2.50%, 05/20/45 - 08/20/56(b)	196,283	164,009,918
2.00%, 07/20/50 - 08/20/56(b)	194,154	155,611,237

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
1.50%, 10/20/51	$636	$ 489,657
Uniform Mortgage-Backed Securities
3.00%, 01/01/27 - 08/13/56(b)	365,923	318,857,020
3.50%, 01/01/27 - 08/13/56(b)	239,739	215,819,823
2.50%, 09/01/28 - 08/13/56(b)(c)	717,182	598,858,569
7.00%, 02/01/32	6	5,842
4.00%, 07/01/32 - 08/13/56(b)	254,744	237,056,050
6.50%, 07/01/32 - 08/13/56(b)	135,166	140,263,861
5.00%, 11/01/33 - 08/13/56(b)	343,259	333,376,345
6.00%, 03/01/34 - 08/13/56(b)	296,016	301,044,748
2.00%, 12/01/35 - 08/13/56(b)(c)	1,093,329	888,336,153
1.50%, 03/01/36 - 11/01/51(b)	109,664	88,254,022
5.50%, 04/01/36 - 08/13/56(b)	388,886	387,157,943
4.50%, 09/01/39 - 08/13/56(b)	183,460	173,737,089
		4,944,826,105
Total U.S. Government Sponsored Agency Securities — 97.1% (Cost: $5,502,508,289)		5,108,273,168
Total Long-Term Investments — 101.3% (Cost: $5,733,159,933)		5,332,659,522

	Shares
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	376,514,088	376,627,043
Total Short-Term Securities — 7.2% (Cost: $376,493,361)		376,627,043
Total Investments Before TBA Sale Commitments — 108.5% (Cost: $6,109,653,294)		5,709,286,565

Security	Par (000)	Value
TBA Sale Commitments(b)
Mortgage-Backed Securities — (1.7)%
Ginnie Mae Mortgage-Backed Securities
4.00%, 08/20/56	$(3,050)	$ (2,758,770)
4.50%, 08/20/56	(2,550)	(2,389,724)
5.00%, 08/20/56	(7,900)	(7,643,030)
5.50%, 08/20/56	(5,000)	(4,966,923)
Uniform Mortgage-Backed Securities
2.00%, 08/18/41 - 08/13/56	(12,075)	(9,777,296)
2.50%, 08/18/41 - 08/13/56	(10,850)	(9,038,068)
3.00%, 08/13/56	(4,250)	(3,622,626)
3.50%, 08/13/56	(15,000)	(13,304,883)
4.00%, 08/15/39 - 08/13/56	(8,225)	(7,768,599)
4.50%, 08/13/56	(6,200)	(5,821,353)
5.00%, 08/13/56	(7,225)	(6,971,879)
5.50%, 08/13/56	(9,125)	(9,030,148)
6.00%, 08/13/56	(6,450)	(6,521,026)
Total TBA Sale Commitments — (1.7)% (Proceeds: $(90,134,673))		(89,614,325)
Total Investments, Net of TBA Sale Commitments — 106.8% (Cost: $6,019,518,621)		5,619,672,240
Liabilities in Excess of Other Assets — (6.8)%		(356,045,846)
Net Assets — 100.0%		$ 5,263,626,394

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	All or a portion of this security represents an investment of TBA cash collateral.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 609,916,262	$ —	$ (233,173,339)(a)	$ (42,909)	$ (72,971)	$ 376,627,043	376,514,088	$ 15,245,858	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 74,988,020	$ —	$ 74,988,020
Corporate Bonds	—	11,950,440	—	11,950,440
Non-Agency Mortgage-Backed Securities	—	137,447,894	—	137,447,894
U.S. Government Sponsored Agency Securities	—	5,108,273,168	—	5,108,273,168
Short-Term Securities
Money Market Funds	376,627,043	—	—	376,627,043
Liabilities
Investments
TBA Sale Commitments	—	(89,614,325)	—	(89,614,325)
	$376,627,043	$5,243,045,197	$—	$5,619,672,240

Portfolio Abbreviation
BMO	BMO Capital Markets
CD	Certificate of Deposit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
TBA	To-Be-Announced